Incorporated herein by reference is a supplement to the prospectus of MFS Money Market Fund, a series of MFS Series Trust IV (File No. 2-54607), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 16, 2014 (SEC Accession No. 0000912938-14-000229).